INCOME TAX STATUS	12 Months Ended
Dec. 31, 2025
Precision Strip Retirement and Savings Plan
INCOME TAX STATUS
INCOME TAX STATUS
6.	INCOME TAX STATUS

The Internal Revenue Service (“IRS”) issued an opinion letter dated June 30, 2020 that states that the form of the Fidelity plan document adopted by the Plan is acceptable under Section 401 of the Internal Revenue Code (“IRC”). Although the Plan has been amended since the date of this letter, the Plan Administrator believes the Plan is currently operating in compliance with the applicable requirements of the IRC and therefore is tax qualified.

U.S. GAAP requires plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination. Plan management has concluded that, as of December 31, 2025 and 2024, there were no uncertain tax positions taken, or expected to be taken, that would require recognition of a liability or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax years in progress.